Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of SG&A Expenses Comprise of Costs

SG&A expenses comprise of costs incurred by the Company to support the business operations that are not directly attributable to the production of goods or services.

Years ended December 31,	2024	2023

Core SG&A1	$249	$249

Share-based compensation (Note 23)	29	6

Depreciation and amortization	47	46

Bad debt expense (recovery)	2	(8)

Total SG&A	$327	$293

[1] Core SG&A is primarily comprised of compensation, third-party services, and information technology expenses.